Consolidated Statements of Comprehensive Income ( Loss ) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
Statement of comprehensive income [abstract]
Net loss	$ (85,778)	R$ (332,374)	R$ (170,345)	R$ (151,896)
Items that will subsequently be recorded to profit or loss
Foreign currency translation	771	2,989	5,502	(11,015)
Foreign currency translation - sale of subsidiary	17	64
Cash flow hedges - effective portion of changes in fair value	0	0	348	(3,907)
Cash flow hedges - reclassified to initial cost of inventories	0	0		3,119
Cash flow hedges - reclassified to profit or loss	0	0	197	(670)
Other comprehensive income (loss)	788	3,053	6,047	(12,473)
Total comprehensive income (loss)	(84,990)	(329,321)	(164,298)	(164,369)
Total comprehensive income (loss) attributable to:
Owners of the Parent	(84,934)	(329,103)	(163,833)	(163,829)
Non-controlling interests	$ (56)	R$ (218)	R$ (465)	R$ (540)